SEGMENT INFORMATION - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) storage_unit segment charter	Dec. 31, 2017 USD ($) storage_unit carrier segment	Dec. 31, 2016 USD ($)	Dec. 31, 2018 carrier	Dec. 31, 2018	Dec. 31, 2018 vessel	Jul. 12, 2018
Segment Reporting Information [Line Items]
Number of segments | segment	3	2
Equity in net earnings of affiliate	$ 1,190	$ 0	$ 0
Number of charterers | charter	7
LNG Carriers
Segment Reporting Information [Line Items]
Number of vessels		4		4		4
FSRUs
Segment Reporting Information [Line Items]
Number of vessels	6	6				6
Hilli LLC
Segment Reporting Information [Line Items]
Percentage of voting interests acquired					50.00%		50.00%
Hilli LLC | Hilli LLC
Segment Reporting Information [Line Items]
Percentage of voting interests acquired							50.00%
Hilli LLC
Segment Reporting Information [Line Items]
Equity in net earnings of affiliate	$ 1,190